Balances and transactions with related parties	12 Months Ended
Dec. 31, 2017
Balances And Transactions With Related Parties
Balances and transactions with related parties
(9)	Balances and transactions with related parties

The following is a summary of related party transactions for the years ended December 31, 2017 and 2016:

Company	Country	December 31, 2017				December 31, 2016
		Receivables	Payables	Revenues	Expenses	Receivables	Payables	Revenues	Expenses
SP SYN Participações S.A.	Brazil	$13,853	$—	$860	$—	$12,993	$—	$796	$—
OceanAir Linhas Aéreas, S.A.	Brazil	1,725	4,264	28,906	33,888	3,395	2,623	22,164	19,656
Aerovias Beta Corp.	Panama	977	—	—	—	977	—	—	—
Aeromantenimiento, S.A.	El Salvador	17	—	—	6,22	56	2,561	13	9,196
Transportadora del Meta S.A.S.	Colombia	—	222	18	3,444	17	1,039	2	5,040
Empresariales S.A.S.	Colombia	—	467	3	10,107	9	1,104	4	10,036
Global Operadora Hotelera S.A.S	Colombia	8	636	9	5,340	—	—	—	—
Synergy Aerospace Corp.	Panamá	512	1,262	—	4,201	—	—	—	—
Corp. Hotelera Internac S.A.	El Salvador	—	83	—	432	—	—	—	—
Other		112	253	23	846	1,836	1,745	917	3,484

Subtotal		$17,204	$7,187	$29,819	$58,880	$19,283	$9,072	$23,896	$47,412

		Receivables	Payables			Receivables	Payables
Short–term		$17,204	$7,187			$19,283	$9,072

The receivables balance with SP SYN Participações S.A. as of December 31, 2017 amounted to $13,853, consisting of $12,854 of principal and $999 of accrued interests. The debt bears an interest equal to 90 days LIBOR plus 550 basis points.

The Company has not recognized any expense or provision for doubtful accounts since it is expected that the balances will be recovered completely.

All related parties are companies controlled by the same ultimate shareholder that controls Avianca Holdings S.A. The following is a description of the nature of services provided by and to related parties. These transactions include:

Related party	Nature of Services
Aeromantenimiento S.A.	Aircraft maintenance company that provides aircraft overhaul services to the Company.

Aerovías Beta Corp.	Accounts receivable correspond to amounts due to Latin Airways Corp. as a result of the spin-off of Aerovías Beta Corp., which led to the creation of Latin Airways Corp.

Corporación Hotelera Internacional S.A.	Accommodation services for crews and employees of the Company.

Empresariales S.A.S.	Transportation services for employees of Avianca, S.A.

OceanAir Linhas Aéreas, S.A.	The Company provides to and receives from OceanAir logistic services, marketing and advertising, maintenance services, and training services. The Company has entered into a licensing agreement with OceanAir for the use of the Avianca trademark in Brazil. Additionally, the Company leases aircraft to OceanAir (see Note 32). On November 4, 2014, Tampa Cargo S.A.S., entered into a Block Space Agreement with OceanAir Linhas Aéreas, S.A., acquiring priority rights and a minimum guaranteed cargo capacity on certain flights of the carrier.

SP SYN Participações S.A.	Avianca, S.A. (“Avianca”) and SP SYN Participações S.A. (“SP SYN”) signed a novation of the receivables from OceanAir Linhas Aéreas, S.A. (“OceanAir”) whereby SP SYN would be the new debtor.

Synergy Aerospace Corp.	The balances of accounts receivable correspond to reserves on aircraft engines and maintenance contracts. The balances payable originate in payments executed by Synergy Aerospace Corp. on behalf of Latin Airways Corp.

Related party	Nature of Services
Transportadora del Meta S.A.S.	It provides Avianca, S.A. ground transportation services for cargo / courier shipments.

Key management personnel compensation expense

Key management personnel compensation expense recognized within “Salaries, wages, and benefits” in the Consolidated Statement of Comprehensive Income for the years ended December 31, 2017 and 2016 amounted to $22,074 and $26,132, respectively.